COMMITMENTS AND CONTINGENCIES - Element 7 Transaction (Details)		12 Months Ended
	Feb. 23, 2021 USD ($) entity	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares
COMMITMENTS AND CONTINGENCIES
Issuance of Note Receivable		$ 9,887,672	$ 954,092
Number of days VWAP of Equity shares		25 days
Subordinate Voting Shares.
COMMITMENTS AND CONTINGENCIES
Cash Received in Advance of Shares Issued (in shares) | shares			150,000
Element 7
COMMITMENTS AND CONTINGENCIES
Number of membership received | entity	17
Consideration payable	$ 2,274,167
Suit against Element
COMMITMENTS AND CONTINGENCIES
Claims and litigations		$ 0	$ 0
Joint litigation against Element 7
COMMITMENTS AND CONTINGENCIES
Valuation amount per license		$ 750,000
Number of days VWAP of Equity shares		10 days